Eaton Vance
Core Bond Fund
March 31, 2022 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2022, the value of the Fund’s investment in the Portfolio was $176,822,643 and the Fund owned 29.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.0%
Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$680	$ 688,638
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	502,403
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,256	2,246,828
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	1,746	1,739,210
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,223,982
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,117,661
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	326	328,655
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,409,980
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	292,521
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,117	1,129,100
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	953	949,898
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	170	170,718
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,459	1,351,432
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,036	1,026,516
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,434	1,407,888
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,155	1,122,594
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	1,606	1,593,195
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	52	52,396
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	330	279,030
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,360	1,279,658
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,189	2,110,641
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	411,645
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,461,535
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,415,850
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,516	1,482,644
Series 2021-3, Class A, 1.15%, 5/15/29(1)	2,818	2,761,483
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$895	$ 867,802
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,017	959,454
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	554	504,659
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	646	587,409
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,664	3,690,258
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	0	0
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,801	1,765,644
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,383	1,333,408
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,640	8,685,832
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	738,102
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	256	238,801
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,461	2,312,320
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	1,836	1,810,306
Towd Point Asset Trust, Series 2018-SL1, Class A, 1.057%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	1,963	1,958,647
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,137	1,127,549
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,034,677
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	812,144
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	929	802,466
Series 2020-A, Class C, 6.657%, 3/15/45(1)	264	184,057
Total Asset-Backed Securities (identified cost $67,280,121)		$ 64,969,636

Collateralized Mortgage Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$471	$ 472,114
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	390	388,396
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	2,112	2,106,141

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	$830	$ 823,010
		$ 3,789,661
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	$662	$ 661,763
Series 2019-DNA3, Class M2, 2.507%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,556	1,561,142
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	231	231,719
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	766	760,648
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	1,373	1,368,577
		$ 4,583,849
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$91	$ 96,929
Series 2011-135, Class PK, 4.50%, 5/25/40	140	142,043
Series 2013-6, Class HD, 1.50%, 12/25/42	61	58,934
Series 2014-70, Class KP, 3.50%, 3/25/44	422	423,573
		$ 721,479
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.707%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$553	$ 571,765
Series 2014-C02, Class 2M2, 3.057%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	241	243,711
Series 2014-C03, Class 2M2, 3.357%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	405	406,777
Series 2018-R07, Class 1M2, 2.857%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	162	162,117
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	4	4,149
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	2,988	2,922,768
		$ 4,311,287
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	$1,225	$ 1,136,105
Home Re, Ltd., Series 2021-1, Class M1B, 2.007%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	1,135	1,128,134
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	704	699,390
Total Collateralized Mortgage Obligations (identified cost $16,557,309)		$ 16,369,905

Commercial Mortgage-Backed Securities — 11.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$ 3,048,208
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,213,681
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	2,770	2,759,453
Series 2019-XL, Class B, 1.477%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,122	1,113,095
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	3,103	3,006,756
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,461	1,406,790
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,074	1,038,702
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.548%, 12/10/54(3)	1,250	1,146,034
Series 2016-C7, Class D, 4.548%, 12/10/54(1)(3)	2,000	1,687,685
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.897%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,991,962
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 11/15/36(1)(2)	1,000	995,828
Series 2017-CSMO, Class E, 3.397%, (1 mo. USD LIBOR + 3.00%), 11/15/36(1)(2)	1,685	1,674,713
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.567%, 12/10/47(3)	500	474,624
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.598%, 12/15/49(3)	1,775	1,471,438
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	495	489,703
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	2,721	2,687,366
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.161%, 3/25/28(3)	595	610,650
Series 2019-M1, Class A2, 3.671%, 9/25/28(3)	2,771	2,905,047
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,329,449
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,216,918
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	4,033	4,004,525
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.703%, 9/15/47(1)(3)	990	784,175
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(3)	1,960	1,528,763
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.923%, 8/15/46(1)(3)	198	197,621

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	$3,325	$ 3,327,692
Series 2013-C13, Class D, 4.213%, 1/15/46(1)(3)	2,000	1,967,180
Series 2021-MHC, Class C, 1.697%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)	1,925	1,879,707
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.886%, 5/15/49(3)(5)	993	954,249
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)(5)	1,745	1,028,158
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,490,354
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.597%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,557,742
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,261,450
VMC Finance, LLC:
Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	1,956	1,921,039
Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	2,000	1,945,000
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.706%, 9/15/58(3)	900	875,080
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	399,906
Total Commercial Mortgage-Backed Securities (identified cost $69,436,349)		$ 66,390,743

Corporate Bonds — 38.5%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.2%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$1,436	$ 1,449,504
		$ 1,449,504
Automotive — 0.4%
General Motors Co., 4.20%, 10/1/27	$2,383	$ 2,397,030
		$ 2,397,030
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 499,204
		$ 499,204
Security	Principal Amount (000's omitted)	Value
Banks — 15.4%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$2,150	$ 2,071,414
Banco de Chile, 2.99%, 12/9/31(1)	1,171	1,082,303
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,226,438
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,085,615
4.175% to 3/24/27, 3/24/28(6)	600	603,446
Bank of America Corp.:
1.53% to 12/6/24, 12/6/25(6)	2,700	2,583,921
1.734% to 7/22/26, 7/22/27(6)	5,076	4,718,590
1.898% to 7/23/30, 7/23/31(6)	2,168	1,896,920
1.922% to 10/24/30, 10/24/31(6)	831	722,801
2.087% to 6/14/28, 6/14/29(6)	1,881	1,720,104
2.299% to 7/21/31, 7/21/32(6)	2,050	1,827,311
2.456% to 10/22/24, 10/22/25(6)	963	946,811
3.824% to 1/20/27, 1/20/28(6)	1,639	1,659,799
3.846% to 3/8/32, 3/8/37(6)	3,689	3,537,809
BankUnited, Inc., 5.125%, 6/11/30	490	505,755
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,245,181
4.836%, 5/9/28	2,125	2,172,419
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,111,462
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	945,635
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,359,519
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(6)	1,142	1,103,860
3.30%, 10/30/24	1,759	1,770,018
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(6)	451	429,587
1.489%, 2/24/28(2)	1,925	1,932,415
3.106% to 4/8/25, 4/8/26(6)	1,447	1,435,732
3.668% to 7/24/27, 7/24/28(6)	2,473	2,476,507
3.70%, 1/12/26	1,524	1,544,106
3.785% to 3/17/32, 3/17/33(6)	1,685	1,672,298
4.00% to 12/10/25(6)(7)	1,090	1,049,125
4.075% to 4/23/28, 4/23/29(6)	871	888,630
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	1,672	1,696,334
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	4,432	4,125,069
2.65% to 10/21/31, 10/21/32(6)	1,493	1,353,042
3.615% to 3/15/27, 3/15/28(6)	1,670	1,669,742
3.75%, 2/25/26	970	986,223
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(6)	2,355	2,196,933

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
HSBC Holdings PLC: (continued)
2.357% to 8/18/30, 8/18/31(6)	$982	$ 872,775
International Bank for Reconstruction & Development, 0.42%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,756,439
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(2)	482	480,651
1.47% to 9/22/26, 9/22/27(6)	3,004	2,771,776
1.47%, (SOFR + 1.18%), 2/24/28(2)	1,007	1,007,219
2.739% to 10/15/29, 10/15/30(6)	3,751	3,548,731
2.956% to 5/13/30, 5/13/31(6)	634	594,332
5.625%, 8/16/43	628	767,552
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	1,030	994,194
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	1,331	1,174,076
3.624%, 6/3/30(1)	762	719,291
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	1,294	1,245,723
PPTT, 2006-A GS, Class A, 5.945%, (1)(7)(8)	259	248,406
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,777,112
4.50%, 7/17/25	712	728,503
Societe Generale S.A., 4.75% to 5/26/26(1)(6)(7)	777	726,495
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(6)	800	792,683
1.456% to 1/14/26, 1/14/27(1)(6)	808	735,746
1.822% to 11/23/24, 11/23/25(1)(6)	929	883,447
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	940	932,542
Synovus Financial Corp., 3.125%, 11/1/22	622	624,791
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	639,794
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	1,427	1,454,113
UBS AG, 1.25%, 6/1/26(1)	1,442	1,327,744
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,447,536
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(6)(9)	1,738	1,738,000
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	771,803
		$ 91,114,348
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 494,443
		$ 494,443
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.2%
Royalty Pharma PLC, 3.35%, 9/2/51	$1,588	$ 1,277,674
		$ 1,277,674
Building Materials — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,715	$ 2,675,633
Owens Corning, 3.95%, 8/15/29	2,207	2,249,119
		$ 4,924,752
Chemicals — 0.3%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$ 1,096,068
4.25%, 9/18/29(1)	920	910,897
		$ 2,006,965
Commercial Services — 0.9%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$ 1,745,753
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,339,944
Ford Foundation (The), 2.415%, 6/1/50	650	537,995
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,394,381
		$ 5,018,073
Computers — 1.0%
DXC Technology Co., 2.375%, 9/15/28	$639	$ 578,560
HP, Inc., 4.00%, 4/15/29	1,017	1,014,128
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	1,472	1,316,335
Seagate HDD Cayman:
3.375%, 7/15/31	870	775,318
4.091%, 6/1/29	463	450,099
5.75%, 12/1/34	1,473	1,509,111
		$ 5,643,551
Consumer Products — 0.2%
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$1,117	$ 1,077,654
		$ 1,077,654
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$1,246	$ 1,256,029
6.50%, 7/15/25	742	786,373
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,766,995
Air Lease Corp., 2.875%, 1/15/26	700	676,524
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,122,353

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	$3,000	$ 2,981,565
Brookfield Finance, LLC, 3.45%, 4/15/50	1,258	1,108,345
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,280,643
4.10%, 6/15/51	1,090	965,047
Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	302,439
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,211,692
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	350,932
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,425,652
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	584,977
		$ 15,819,566
Electric Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$ 2,098,176
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	802,588
ITC Holdings Corp., 4.05%, 7/1/23	680	687,008
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,145,009
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	38,419
		$ 4,771,200
Electrical and Electronic Equipment — 0.9%
Jabil, Inc.:
3.00%, 1/15/31	$3,617	$ 3,318,668
3.60%, 1/15/30	2,207	2,141,872
		$ 5,460,540
Foods — 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$ 1,476,386
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	985,421
3.00%, 10/15/30(1)	210	190,889
		$ 2,652,696
Health Care — 0.5%
Centene Corp.:
2.50%, 3/1/31	$1,583	$ 1,399,641
3.375%, 2/15/30	784	739,077
4.25%, 12/15/27	798	801,814
		$ 2,940,532
Security	Principal Amount (000's omitted)	Value
Insurance — 1.8%
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	$737	$ 722,273
Athene Global Funding, 2.45%, 8/20/27(1)	1,294	1,211,677
Brown & Brown, Inc.:
2.375%, 3/15/31	285	250,798
4.20%, 3/17/32	515	524,054
GA Global Funding Trust:
2.25%, 1/6/27(1)	2,595	2,426,408
2.90%, 1/6/32(1)	2,048	1,864,782
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,385,245
Primerica, Inc., 2.80%, 11/19/31	856	790,722
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,171,952
		$ 10,347,911
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 562,584
1.80%, 10/1/24	237	228,243
		$ 790,827
Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$1,373	$ 1,497,434
		$ 1,497,434
Media — 1.3%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,904,902
4.80%, 3/1/50	2,895	2,758,681
Comcast Corp.:
2.887%, 11/1/51(1)	2,930	2,482,376
2.937%, 11/1/56(1)	832	690,610
		$ 7,836,569
Oil and Gas — 0.5%
NOV, Inc., 3.60%, 12/1/29	$961	$ 945,992
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	1,765	1,724,670
		$ 2,670,662
Other Revenue — 0.7%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 3,113,501
OneMain Finance Corp., 3.50%, 1/15/27	1,146	1,061,563
		$ 4,175,064

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.1%
Perrigo Finance Unlimite Co., 3.90%, 6/15/30	$723	$ 680,658
		$ 680,658
Real Estate Investment Trusts (REITs) — 3.0%
Agree, L.P., 2.00%, 6/15/28	$520	$ 472,092
American Assets Trust, L.P., 3.375%, 2/1/31	1,170	1,102,379
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	770,925
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,281,989
EPR Properties:
3.75%, 8/15/29	1,474	1,381,508
4.50%, 6/1/27	1,381	1,363,968
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	913,869
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	1,436	1,366,189
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	903,530
5.00%, 7/15/28(1)	339	331,096
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,300,621
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,669,739
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,283,012
SITE Centers Corp., 3.625%, 2/1/25	874	875,349
Sun Communities Operating, L.P.:
2.30%, 11/1/28	543	493,122
2.70%, 7/15/31	455	411,230
		$ 17,920,618
Retail — 0.6%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$700	$ 735,823
7.60%, 7/15/37	524	544,758
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	2,233,227
		$ 3,513,808
Retail-Specialty and Apparel — 0.5%
Nordstrom, Inc.:
4.25%, 8/1/31	$819	$ 747,915
4.375%, 4/1/30	1,040	973,388
5.00%, 1/15/44	1,508	1,353,430
		$ 3,074,733
Technology — 0.2%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 689,899
Western Digital Corp., 4.75%, 2/15/26	439	446,327
		$ 1,136,226
Security	Principal Amount (000's omitted)	Value
Telecommunications — 2.7%
AT&T, Inc.:
3.55%, 9/15/55	$1,251	$ 1,107,621
3.65%, 6/1/51	4,480	4,090,744
3.65%, 9/15/59	372	327,512
3.80%, 12/1/57	2,258	2,069,047
Nokia Oyj:
4.375%, 6/12/27	981	997,108
6.625%, 5/15/39	1,492	1,780,545
Rogers Communications, Inc., 3.80%, 3/15/32(1)	840	834,547
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	643,077
SES S.A., 5.30%, 4/4/43(1)	393	383,292
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	243,630
2.55%, 2/15/31	646	586,814
2.625%, 4/15/26	1,299	1,242,390
4.50%, 4/15/50	1,511	1,534,025
		$ 15,840,352
Transportation — 0.5%
FedEx Corp., 4.55%, 4/1/46	$1,544	$ 1,621,313
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,195,150
		$ 2,816,463
Utilities — 1.3%
American Water Capital Corp.:
2.30%, 6/1/31	$2,740	$ 2,502,965
2.95%, 9/1/27	1,426	1,413,958
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	1,704	1,652,880
Southern Co. Gas Capital Corp.:
2.45%, 10/1/23	1,060	1,056,386
3.95%, 10/1/46	1,270	1,203,704
		$ 7,829,893
Total Corporate Bonds (identified cost $239,934,481)		$227,678,950

Preferred Stocks — 0.7%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	24,632	$ 522,445
		$ 522,445

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$ 1,791,800
		$ 1,791,800
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	84,600	$ 1,899,270
		$ 1,899,270
Total Preferred Stocks (identified cost $4,757,096)		$ 4,213,515

Senior Floating-Rate Loans — 1.3%(10)
Borrower/Tranche Description	Principal Amount (000's omitted)	Value
Automobiles — 0.1%
Bombardier Recreational Products, Inc., 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$242	$ 238,089
		$ 238,089
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$489	$ 476,607
Level 3 Financing, Inc., 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	245,366
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	985,781
		$ 1,707,754
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$722	$ 718,876
		$ 718,876
IT Services — 0.1%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$432	$ 430,046
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	247	241,872
		$ 671,918
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,210	$ 1,195,511
		$ 1,195,511
Borrower/Tranche Description	Principal Amount (000's omitted)	Value
Software — 0.2%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$999	$ 995,526
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	291	288,304
		$ 1,283,830
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,300	$ 1,296,100
		$ 1,296,100
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$ 623,450
		$ 623,450
Total Senior Floating-Rate Loans (identified cost $7,814,164)		$ 7,735,528

Sovereign Government Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Germany — 1.2%
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$ 7,030,616
Total Sovereign Government Bonds (identified cost $7,063,345)		$ 7,030,616

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	1,318,389
		$ 1,318,389
Water and Sewer — 1.5%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 751,456
Green Bonds, 2.184%, 9/1/31	650	591,870
Green Bonds, 2.264%, 9/1/32	585	528,542

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.344%, 9/1/33	$635	$ 568,344
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	6,413,175
		$ 8,853,387
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 10,171,776

U.S. Government Agency Mortgage-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$360	$ 380,257
Pool #C03490, 4.50%, 8/1/40	203	214,597
Pool #C09031, 2.50%, 2/1/43	755	730,840
Pool #G07589, 5.50%, 6/1/41	1,250	1,366,505
Pool #G08596, 4.50%, 7/1/44	308	327,050
Pool #G08670, 3.00%, 10/1/45	444	441,691
Pool #G08701, 3.00%, 4/1/46	587	583,348
Pool #G60608, 4.00%, 5/1/46	1,348	1,401,189
Pool #G60761, 3.00%, 10/1/43	793	792,509
Pool #Q17453, 3.50%, 4/1/43	774	792,418
Pool #Q34310, 3.50%, 6/1/45	488	496,782
Pool #Q40264, 3.50%, 5/1/46	407	413,600
Pool #Q45051, 3.00%, 12/1/46	1,606	1,595,538
Pool #Q46889, 3.50%, 3/1/47	1,202	1,225,829
Pool #Q47999, 4.00%, 5/1/47	1,323	1,369,186
Pool #ZT0383, 3.50%, 3/1/48	483	489,582
		$ 12,620,921
Federal National Mortgage Association:
2.50%, 30-Year, TBA(11)	$8,616	$ 8,189,916
3.00%, 30-Year, TBA(11)	750	733,653
3.50%, 30-Year, TBA(11)	16,624	16,594,129
4.00%, 30-Year, TBA(11)	4,919	5,002,395
Pool #AB3678, 3.50%, 10/1/41	1,929	1,968,352
Pool #AL7524, 5.00%, 7/1/41	262	285,017
Pool #AS3892, 4.00%, 11/1/44	419	435,813
Pool #AS5332, 4.00%, 7/1/45	424	440,143
Pool #AS6014, 4.00%, 10/1/45	257	266,641
Pool #BA0891, 3.50%, 1/1/46	984	1,000,419
Pool #BA3938, 3.50%, 1/1/46	613	622,989
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Pool #BD1183, 3.50%, 12/1/46	$364	$ 368,845
Pool #BE2316, 3.50%, 1/1/47	1,086	1,101,118
Pool #BM1144, 2.50%, 3/1/47	877	847,062
Pool #FM7023, 3.00%, 7/1/49	1,015	999,605
Pool #MA1789, 4.50%, 2/1/44	308	327,595
Pool #MA2653, 4.00%, 6/1/46	654	678,148
		$ 39,861,840
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,121	$ 1,147,427
Pool #CB2653, 2.50%, 3/20/51	1,361	1,318,666
Pool #CB8629, 2.50%, 4/20/51	2,099	2,034,194
		$ 4,500,287
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $57,850,391)		$ 56,983,048

U.S. Treasury Obligations — 23.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 2,162,812
1.625%, 11/15/50	8,674	7,118,615
1.875%, 2/15/51	6,837	5,982,642
1.875%, 11/15/51	1,318	1,156,545
2.00%, 11/15/41	8,644	7,824,171
2.00%, 8/15/51	347	313,168
2.25%, 5/15/41	4,238	4,004,248
2.25%, 2/15/52	3,332	3,196,638
2.375%, 2/15/42	2,143	2,067,660
U.S. Treasury Notes:
0.25%, 5/31/25	3,310	3,081,274
0.375%, 11/30/25	1,414	1,307,536
0.375%, 12/31/25	10,941	10,104,826
0.375%, 1/31/26	8,006	7,377,873
0.50%, 2/28/26	3,144	2,907,279
0.75%, 11/15/24	400	382,383
0.75%, 4/30/26	4,821	4,491,157
1.00%, 7/31/28	3,780	3,459,364
1.125%, 2/29/28	3,680	3,413,056
1.125%, 8/31/28	1,045	962,992
1.25%, 3/31/28	2,415	2,253,072
1.25%, 4/30/28	8,955	8,343,891
1.25%, 6/30/28	1,455	1,353,775
1.375%, 10/31/28	2,510	2,346,948

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.50%, 2/29/24	$13,624	$ 13,426,558
1.875%, 2/28/27	21,613	21,037,216
1.875%, 2/15/32	6,251	6,003,890
2.125%, 3/31/24	14,939	14,879,477
Total U.S. Treasury Obligations (identified cost $148,324,947)		$140,959,066

Short-Term Investments — 2.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(12)	16,930,720	$ 16,929,027
Total Short-Term Investments (identified cost $16,927,333)		$ 16,929,027
Total Investments — 104.8% (identified cost $646,815,536)		$619,431,810
Other Assets, Less Liabilities — (4.8)%		$(28,396,014)
Net Assets — 100.0%		$591,035,796
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $183,586,032 or 31.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at March 31, 2022.
(9)	When-issued security.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	237	Long	6/30/22	$ 50,225,485	$ (657,644)
U.S. 5-Year Treasury Note	149	Long	6/30/22	17,088,437	(280,517)
U.S. 10-Year Treasury Note	36	Long	6/21/22	4,423,500	(137,305)
U.S. Ultra-Long Treasury Bond	99	Long	6/21/22	17,535,375	(714,034)
U.S. Long Treasury Bond	(7)	Short	6/21/22	(1,050,438)	(2,854)
U.S. Ultra 10-Year Treasury Note	(257)	Short	6/21/22	(34,815,469)	1,072,997
					$(719,357)

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
At March 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $21,401,788, which represents 3.6% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.886%, 5/15/49	$1,014,911	$ —	$ —	$ —	$(60,662)	$954,249	$11,738	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class D, 3.312%, 12/15/49	1,017,226	—	—	—	7,344	1,028,158	18,036	1,745,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	2,493,382	—	—	—	(3,028)	2,490,354	9,813	2,521,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	38,096,434	95,434,206	(116,602,882)	(425)	1,694	16,929,027	2,310	16,930,720
Totals				$(425)	$(54,652)	$21,401,788	$41,897
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Core Bond Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

At March 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 64,969,636	$ —	$ 64,969,636
Collateralized Mortgage Obligations	—	16,369,905	—	16,369,905
Commercial Mortgage-Backed Securities	—	66,390,743	—	66,390,743
Corporate Bonds	—	227,678,950	—	227,678,950
Preferred Stocks	4,213,515	—	—	4,213,515
Senior Floating-Rate Loans	—	7,735,528	—	7,735,528
Sovereign Government Bonds	—	7,030,616	—	7,030,616
Taxable Municipal Obligations	—	10,171,776	—	10,171,776
U.S. Government Agency Mortgage-Backed Securities	—	56,983,048	—	56,983,048
U.S. Treasury Obligations	—	140,959,066	—	140,959,066
Short-Term Investments	—	16,929,027	—	16,929,027
Total Investments	$ 4,213,515	$615,218,295	$ —	$619,431,810
Futures Contracts	$ 1,072,997	$ —	$ —	$ 1,072,997
Total	$ 5,286,512	$615,218,295	$ —	$620,504,807
Liability Description
Futures Contracts	$(1,792,354)	$ —	$ —	$ (1,792,354)
Total	$(1,792,354)	$ —	$ —	$ (1,792,354)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.